Debt (Details Narrative) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jun. 20, 2019	Mar. 31, 2020	Dec. 31, 2019	May 23, 2019	May 05, 2019
Line of credit		$ 300,000	$ 300,000
Interest rate		4.10%	4.30%
Withdrawn term loan		$ 50,000	$ 50,000
LIBOR Plus [Member] | Minimum [Member]
Interest rate	2.40%
LIBOR Plus [Member] | Maximum [Member]
Interest rate	2.70%
Term Loan [Member]
Term of agreement	2025
Revolving Credit Facility [Member]
Term of agreement	2023
Line of credit	$ 65,000
Commitment fee percentage	0.60%
Prepayment of borrowings	$ 5,000
Prepayment under revolving credit facility, description	The Company is permitted to make any prepayment under this RCF in multiples of $5.0 million during this 4-year period up to May 6, 2023
Debt maturity date	May 06, 2023
Line of credit available to be drawn		$ 15,000	$ 15,000
Secured Facilities Agreement [Member]
Term loan and revolving facilities	$ 525,000			$ 485,000	$ 450,000
Term loan amount	300,000
Working capital facility	160,000
Service coverage ratio, description		The Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00. The Company is in compliance with all financial covenants as of both March 31, 2020 and December 31, 2019.	The Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00. The Company is in compliance with all financial covenants as of both March 31, 2020 and December 31, 2019.
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member]
Working capital facility	30,400	$ 28,000	$ 24,100
Utilized working capital facility		2,400	6,300
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member] | Qatar [Member]
Working capital facility	16,400
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member] | UAE [Member]
Working capital facility	13,900
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member] | Kuwait [Member]
Working capital facility	100
Secured Facilities Agreement [Member] | Lenders [Member]
Working capital facility		$ 134,200	134,200
Line of credit, description		Letters of guarantee and letters of credit and refinancing letters of credit over a period of one year, which carries an interest rate equal to three-month U.S. Dollar LIBOR for the applicable interest period, plus a margin of 1.00% to 1.25% per annum.
Utilized working capital facility		$ 27,600	$ 25,800
Incremental Facilities Agreement [Member]
Term loan and revolving facilities	$ 40,000			$ 35,000